PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 99.9%
Asset-Backed Securities — 24.5%
Automobiles — 0.9%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26		300	$307,708
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27		600	614,884
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25		300	303,179
Series 2020-03A, Class D
1.730%	07/15/26		200	203,541
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		2,300	2,302,419
Series 2021-02A, Class B, 144A
2.120%	12/27/27		200	201,189
Series 2021-02A, Class C, 144A
2.520%	12/27/27		100	101,125
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25		100	100,798
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A
33.784%	01/25/28		766	821,192
Series 2020-02, Class D, 144A
1.487%	02/25/28		825	828,556
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		3,500	3,751,480
Series 2019-01A, Class B, 144A
3.950%	11/14/28		800	867,384
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26		400	407,744
Series 2020-03, Class D
1.640%	11/16/26		1,400	1,419,437
				12,230,636
Collateralized Loan Obligations — 20.1%
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.084%(c)	01/20/32		3,000	3,007,291
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	10,000	11,547,568
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.406%(c)	07/15/29		250	250,000
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
0.968%(c)	04/22/27		7,429	7,428,424
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
—%(p)	10/17/32		3,500	$3,500,000
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.106%(c)	10/15/28		2,115	2,113,514
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.194%(c)	05/17/31		3,000	2,999,146
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.376%(c)	10/15/30		4,500	4,500,295
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.466%(c)	10/15/32		2,500	2,501,999
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.484%(c)	01/17/28		2,500	2,501,694
Carlyle Euro CLO Ltd. (Ireland),
Series 2021-02A, Class A1, 144A
—%(p)	10/15/35	EUR	6,500	7,529,275
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	7,239,687
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.750%(c)	11/15/31	EUR	10,000	11,566,274
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.306%(c)	01/15/30		4,000	4,000,112
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.105%(c)	04/24/31		1,500	1,500,749
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.248%(c)	01/22/31		3,750	3,748,953
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A2, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.234%(c)	07/20/31		3,500	3,511,973
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.356%(c)	10/15/29		7,500	7,500,229
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.346%(c)	07/15/30		5,250	5,250,235
A1

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.136%(c)	04/15/31		6,000	$5,999,095
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.155%(c)	04/26/31		3,500	3,501,749
Hayfin Emerald CLO (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	11/17/32	EUR	10,500	12,174,665
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.458%(c)	07/22/32		4,000	4,000,613
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.121%(c)	02/05/31		3,973	3,971,761
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.155%(c)	04/25/31		2,494	2,492,458
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A
—%(p)	10/20/34		6,625	6,623,344
Series 2019-14A, Class A2R, 144A
—%(p)	10/20/34		6,750	6,746,625
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A
—%(p)	10/15/34		1,750	1,749,563
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.476%(c)	10/15/32		1,750	1,750,231
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.245%(c)	04/25/32		2,000	1,998,485
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.254%(c)	04/21/31		9,635	9,634,791
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.246%(c)	07/15/31		6,000	5,998,909
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.224%(c)	07/20/32		5,000	5,007,829
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.414%(c)	10/20/31		2,720	2,720,362
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.379%(c)	10/30/30		1,236	1,237,635
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A
—%(p)	10/15/34		7,000	$6,998,250
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.164%(c)	04/20/31		3,958	3,960,094
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.225%(c)	05/07/31		4,955	4,951,928
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.235%(c)	04/25/31		5,750	5,748,322
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.454%(c)	10/20/32		12,500	12,501,794
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.195%(c)	01/26/31		3,500	3,503,519
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A
—%(p)	10/29/34		3,000	3,000,000
Series 2017-01A, Class BRR, 144A
—%(p)	10/29/34		4,000	4,000,000
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.374%(c)	01/17/30		3,470	3,471,832
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.274%(c)	01/20/31		3,000	3,005,365
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/15/34	EUR	8,000	9,262,713
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.335%(c)	01/25/31		4,000	4,001,922
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.006%(c)	07/15/27		1,812	1,811,601
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.336%(c)	10/15/30		7,469	7,469,452
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.095%(c)	04/25/31		3,000	2,999,082

A2

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	01/17/31		6,500	$6,501,814
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.334%(c)	10/20/31		2,750	2,750,968
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.288%(c)	01/22/31		2,000	1,999,995
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.076%(c)	04/15/29		7,853	7,847,654
				263,591,838
Consumer Loans — 1.2%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	400	317,796
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	306,998
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		1,600	1,603,200
Series 2019-01A, Class A, 144A
3.000%	12/20/27		2,000	2,033,625
Series 2019-02A, Class A, 144A
2.780%	04/20/28		1,000	1,021,429
Series 2021-01A, Class B, 144A
2.470%	11/20/31		100	100,463
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		700	713,504
Series 2020-AA, Class A, 144A
2.190%	08/21/34		500	510,988
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A
3.300%	03/14/29		445	446,384
Series 2020-01A, Class A, 144A
3.840%	05/14/32		1,000	1,033,595
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,500	1,519,727
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		1,400	1,422,868
Series 2019-A, Class D, 144A
6.220%	08/08/25		1,800	1,843,548
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A
1.760%	03/08/28		300	300,768
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.936%(c)	02/25/23		1,280	1,283,152
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.736%(c)	08/25/25		1,200	$1,198,369
				15,656,414
Credit Cards — 0.3%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		1,100	1,274,905
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.450%(c)	11/15/28	GBP	1,625	2,222,219
				3,497,124
Home Equity Loans — 0.0%
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)
3.011%(c)	10/25/31		185	201,598
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.286%(c)	08/25/35		107	107,270
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.106%(c)	10/25/33		190	190,510
				499,378
Other — 0.2%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.436%(c)	04/25/23		120	120,169
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.886%(c)	06/25/24		2,250	2,227,012
				2,347,181
Residential Mortgage-Backed Securities — 0.5%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.866%(c)	10/25/34		642	638,917
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59		526	526,268
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		641	641,269
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,137	1,137,906

A3

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
0.606%(c)	06/25/35		284	$282,999
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	3,260	3,266,649
				6,494,008
Student Loans — 1.3%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43		2,980	1,183,495
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,258	1,298,508
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43		1,252	1,300,903
Series 2019-A, Class R, 144A
0.000%	10/25/48		2,138	343,384
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		2,991	3,094,032
Series 2019-D, Class 1PT, 144A
2.823%(cc)	01/16/46		2,598	2,685,814
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		2,506	2,563,926
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.336%(c)	11/29/24		2,387	2,382,021
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
3.836%(c)	11/29/24		1,402	1,405,343
				16,257,426

Total Asset-Backed Securities (cost $320,776,209)				320,574,005
Bank Loans — 1.0%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%
4.500%(c)	04/21/28		336	338,366
Chemicals — 0.0%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
1.882%(c)	06/01/24		347	345,770
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 2.750%
2.832%(c)	10/01/25		166	165,017
				510,787
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Commercial Services — 0.1%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%
5.250%(c)	08/12/28		650	$650,325
Computers — 0.1%
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28		771	771,263
Insurance — 0.1%
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	02/19/28		183	181,387
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.084%(c)	11/03/24		466	461,138
New B-9 Term Loan, 1 Month LIBOR + 3.250%
3.334%(c)	07/31/27		348	342,939
				985,464
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 2.750%
2.833%(c)	03/02/27		248	245,839
Media — 0.1%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.334%(c)	07/17/25		348	343,286
September 2019 Initial Term Loan, 1 Month LIBOR + 2.500%
2.584%(c)	04/15/27		776	766,083
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.340%(c)	08/24/26		497	309,462
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.084%(c)	05/01/26		314	311,203
				1,730,034
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25		388	425,248
Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24		1,197	1,195,436
Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
2.334%(c)	04/23/26		496	490,620
Retail — 0.3%
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 1 - 6 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)
7.000%(c)	04/30/27	EUR	3,500	4,094,767

A4

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software — 0.1%
Dun & Bradstreet Corp.,
Term Loan B, 1 Month LIBOR + 3.250%
3.336%(c)	02/06/26	767	$765,885
Telecommunications — 0.1%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.334%(c)	03/15/27	402	397,587
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
3.430%(c)	05/27/24	992	957,212
			1,354,799

Total Bank Loans (cost $13,624,613)			13,558,833
Commercial Mortgage-Backed Securities — 12.7%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,300	2,411,502
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,400	4,706,891
Series 2017-BNK06, Class A4
3.254%	07/15/60	920	989,417
Series 2017-BNK08, Class A3
3.229%	11/15/50	1,950	2,093,034
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,623,798
Series 2020-BN29, Class A3
1.742%	11/15/53	1,000	973,523
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,182,221
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	510,575
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	418,547
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	1,475,121
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,759,546
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,820,869
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	963,000
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.384%(c)	10/15/36	1,414	1,417,837
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.084%(c)	12/15/36	1,382	1,383,690
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.584%(c)	12/15/36	2,765	$2,761,465
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	7,700	7,964,003
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,741,853
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	6,550	6,682,942
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.871%(cc)	11/10/31	2,400	2,436,411
Series 2016-CLNE, Class C, 144A
2.871%(cc)	11/10/31	900	901,679
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)
2.849%(c)	11/15/37	1,327	1,330,367
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,353,660
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	5,196,959
Series 2016-COR01, Class A3
2.826%	10/10/49	2,500	2,616,732
Series 2017-COR02, Class A2
3.239%	09/10/50	4,500	4,802,686
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.234%(c)	05/15/36	2,600	2,604,161
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	1,259,009
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	1,434,596
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	3,012,750
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	3,148,936
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.470%(cc)	05/25/22	23,408	124,920
Series K021, Class X1, IO
1.508%(cc)	06/25/22	13,641	55,274
Series K025, Class X1, IO
0.907%(cc)	10/25/22	9,523	64,901
Series K027, Class X1, IO
0.841%(cc)	01/25/23	120,564	900,446

A5

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K044, Class X1, IO
0.836%(cc)	01/25/25	78,221	$1,468,541
Series K053, Class X1, IO
1.019%(cc)	12/25/25	86,659	2,828,694
Series K055, Class X1, IO
1.491%(cc)	03/25/26	13,418	706,253
Series KG03, Class X1, IO
1.483%(cc)	06/25/30	29,350	3,008,563
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	2,935	3,096,563
Series 2017-GS06, Class A2
3.164%	05/10/50	3,400	3,629,061
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	6,400,463
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	327,229
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	1,104,882
Series 2017-C05, Class A4
3.414%	03/15/50	1,918	2,033,396
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,830,000
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,875	6,072,495
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,765	1,834,274
KKR Industrial Portfolio Trust,
Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)
2.710%(c)	03/15/37	771	771,848
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A
1.527%(cc)	08/15/45	32,381	172,777
Series 2013-C08, Class A3
2.863%	12/15/48	1,324	1,340,194
Series 2013-C10, Class A3
4.101%(cc)	07/15/46	4,340	4,538,542
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,937,640
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	5,937,680
Series 2019-L03, Class A3
2.874%	11/15/52	1,200	1,262,558
Series 2019-MEAD, Class E, 144A
3.283%(cc)	11/10/36	575	554,219
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	146,079
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	3,280	$3,474,497
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	6,073,691
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,447,244
Series 2019-C17, Class A3
2.669%	10/15/52	2,000	2,082,078
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	830	843,178
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	4,130	4,279,318
Series 2016-C32, Class A3
3.294%	01/15/59	2,129	2,272,887
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,602,180
Series 2016-C35, Class A3
2.674%	07/15/48	4,600	4,785,386
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,469,913
Series 2019-C54, Class A3
2.892%	12/15/52	1,200	1,261,572

Total Commercial Mortgage-Backed Securities (cost $159,955,437)			166,717,216
Corporate Bonds — 38.5%
Aerospace & Defense — 0.8%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31(a)	2,770	2,657,970
3.400%	04/15/30	385	415,218
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	1,450	1,475,370
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,600	1,660,208
7.500%	03/15/25	1,525	1,558,661
7.875%	04/15/27(a)	1,825	1,892,204
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,115	1,269,326
			10,928,957
Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,530	1,519,913
3.557%	08/15/27	1,425	1,535,220
			3,055,133

A6

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines — 0.6%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,398	$1,425,977
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	664	672,577
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,255	3,806,188
United Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.636%	01/02/24	362	372,274
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	815	837,906
4.625%	04/15/29	190	196,417
			7,311,339
Auto Manufacturers — 1.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	1,125	1,184,077
5.291%	12/08/46	290	323,206
9.625%	04/22/30(a)	1,200	1,701,871
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	275	273,140
3.350%	11/01/22	2,600	2,645,526
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	1,350	1,458,723
5.000%	04/01/35	1,365	1,614,284
5.150%	04/01/38	1,000	1,191,439
6.250%	10/02/43	1,455	1,957,280
6.600%	04/01/36	210	282,209
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	04/10/28	1,025	1,035,975
			13,667,730
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	670	698,701
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)	1,150	934,410
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	875	902,217
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)	350	369,111
			2,904,439
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 10.0%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.239%(c)	04/12/23	400	$405,082
Sr. Unsec’d. Notes
1.849%	03/25/26	600	607,516
Sub. Notes
2.749%	12/03/30	1,000	993,281
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,655	1,755,554
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	1,575	1,610,116
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	2,535	2,587,799
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28(a)	740	811,148
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	3,185	3,517,023
3.974%(ff)	02/07/30	685	767,774
4.078%(ff)	04/23/40	2,340	2,691,576
4.271%(ff)	07/23/29	910	1,031,860
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	5,113,070
Sub. Notes, MTN
4.000%	01/22/25	1,117	1,214,866
4.450%	03/03/26	1,735	1,943,258
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	700	753,204
3.932%(ff)	05/07/25	480	514,999
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	475	552,487
Sub. Notes
4.836%	05/09/28(a)	720	814,752
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	710	698,720
1.904%(ff)	09/30/28	2,200	2,189,833
2.871%(ff)	04/19/32(a)	1,815	1,854,199
3.375%	01/09/25	855	911,705
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	300	324,415
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,120	1,229,460
4.875%	04/01/26(a)	380	428,898
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	1,880	1,918,349
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,435	1,471,521
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	880	908,984
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,000	2,022,924
2.666%(ff)	01/29/31	1,225	1,256,999

A7

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.200%	10/21/26	3,255	$3,509,907
3.887%(ff)	01/10/28	1,710	1,890,145
8.125%	07/15/39	580	987,007
Sub. Notes
4.450%	09/29/27	2,630	2,991,113
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	1,695	1,737,515
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24	159	169,632
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	1,350	1,372,193
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	280	303,461
4.250%	03/13/26	1,150	1,281,497
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	950	951,870
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32	4,695	4,750,404
3.272%(ff)	09/29/25	4,063	4,339,173
3.750%	02/25/26	125	137,043
3.814%(ff)	04/23/29	1,060	1,172,184
3.850%	01/26/27	1,765	1,939,142
Sr. Unsec’d. Notes, MTN
2.383%(ff)	07/21/32	1,460	1,446,268
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29	1,000	1,137,051
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,000	1,044,169
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,940	1,984,565
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.599%(c)	01/30/22(oo)	2,998	3,007,572
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	1,350	1,356,282
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(oo)	1,850	1,855,437
Sr. Unsec’d. Notes
2.525%(ff)	11/19/41	2,330	2,212,935
2.580%(ff)	04/22/32	1,735	1,761,960
2.950%	10/01/26	1,740	1,863,364
3.200%	06/15/26	3,020	3,259,978
3.509%(ff)	01/23/29	1,435	1,561,968
3.782%(ff)	02/01/28	965	1,064,071
3.964%(ff)	11/15/48	985	1,145,663
4.005%(ff)	04/23/29	1,200	1,342,410
Sub. Notes
4.250%	10/01/27	420	476,658
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.736%(c)	01/15/22(a)(oo)	975	981,786
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	1,395	$1,458,533
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	3,040	2,988,304
3.772%(ff)	01/24/29	1,875	2,075,795
4.431%(ff)	01/23/30	1,340	1,546,095
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	915	871,056
3.125%	07/27/26(a)	2,725	2,932,831
Sub. Notes, GMTN
4.350%	09/08/26	750	845,732
State Street Corp.,
Sub. Notes
2.200%	03/03/31	4,130	4,120,223
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
4.632%(c)	09/30/24	3,340	3,351,469
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	1,100	1,122,868
3.491%	05/23/23	2,970	3,027,185
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26(a)	685	695,457
3.127%(ff)	06/03/32	1,225	1,237,544
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,675	2,753,299
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	3,500	3,569,431
			130,531,617
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,880	2,334,724
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	1,440	1,949,604
			4,284,328
Building Materials — 0.2%
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30	925	894,547
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	525	552,698
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,275	1,351,425
			2,798,670

A8

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals — 1.1%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43		1,400	$1,838,563
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	762	911,349
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		675	813,281
5.375%	03/15/44		700	888,835
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	2,300	2,687,612
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		1,000	1,285,007
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43		155	204,994
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,150	1,208,018
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	1,094,226
5.250%	01/15/45		320	421,440
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,525	1,560,675
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		460	466,399
5.875%	03/27/24		375	394,437
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25		445	481,953
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24		450	416,250
10.875%	08/01/24		111	118,887
				14,791,926
Commercial Services — 0.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,296,521
ERAC USA Finance LLC,
Gtd. Notes, 144A
6.700%	06/01/34		920	1,286,645
7.000%	10/15/37		770	1,142,545
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28(a)		230	241,134
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	1,650	$1,924,730
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	2,640	3,054,665
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		50	50,586
3.875%	02/15/31(a)		200	204,809
4.875%	01/15/28		1,325	1,401,652
5.250%	01/15/30(a)		525	573,831
5.500%	05/15/27(a)		975	1,024,086
				12,201,204
Diversified Financial Services — 0.3%
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43(a)		555	768,215
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28		880	906,226
6.000%	01/15/27		275	288,164
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		515	512,647
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29(a)		1,125	1,220,000
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28(a)		400	471,107
				4,166,359
Electric — 2.4%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.350%	07/01/23		550	573,398
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		600	591,230
5.000%	02/01/31		750	749,871
5.125%	03/15/28		1,700	1,721,728
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		235	276,776
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43		2,025	2,507,376
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35		2,325	3,089,133
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		390	406,225

A9

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		3,750	$4,084,257
5.450%	07/15/44		280	358,305
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33		1,150	1,579,108
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		680	762,388
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45		3,050	3,705,231
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30		1,050	1,137,867
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32		425	420,228
5.250%	06/15/29(a)		375	399,950
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		280	284,955
2.450%	12/02/27		1,210	1,224,014
Pacific Gas & Electric Co.,
First Mortgage
4.550%	07/01/30		1,670	1,806,350
PacifiCorp,
First Mortgage
3.300%	03/15/51		380	395,835
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	324	366,272
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50		1,500	1,746,627
Vistra Operations Co. LLC,
Gtd. Notes, 144A (original cost $450,000; purchased 06/06/19)(f)
5.000%	07/31/27(a)		450	464,801
Gtd. Notes, 144A (original cost $630,750; purchased 11/15/19)(f)
5.625%	02/15/27		600	621,110
Sr. Sec’d. Notes, 144A (original cost $2,190,460; purchased 12/03/20)(f)
3.700%	01/30/27		2,000	2,107,149
				31,380,184
Electrical Components & Equipment — 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)		575	614,106
7.250%	06/15/28		550	609,175
				1,223,281
Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,000	1,105,716
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction — 0.5%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,800	$3,197,938
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	330,230
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		605	645,283
5.500%	07/31/47(a)		1,690	1,724,657
				5,898,108
Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26		391	378,392
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25(a)		860	906,113
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		30	30,424
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		875	924,164
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		800	828,030
				3,067,123
Environmental Control — 0.0%
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28		25	24,990
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29		275	278,050
				303,040
Foods — 1.0%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,100	4,103,843
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,600	2,107,877
JBS USA Food Co.,
Gtd. Notes, 144A
5.750%	01/15/28		1,250	1,314,190
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		645	753,326
4.875%	10/01/49		1,325	1,613,443
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		440	507,988

A10

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
4.200%	04/01/59		380	$471,746
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.500%	04/15/30		2,000	2,046,216
				12,918,629
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		1,100	1,242,032
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31(a)		370	349,451
4.800%	02/15/44		300	374,231
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	1,231,727
				3,197,441
Healthcare-Products — 0.4%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,275	1,486,856
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	540	633,966
1.625%	10/15/50	EUR	495	588,142
2.250%	03/07/39	EUR	300	403,474
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		325	325,000
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29		225	225,000
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	653,815
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	712,472
1.875%	10/01/49	EUR	425	518,745
				5,547,470
Healthcare-Services — 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,900	2,776,278
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		385	473,561
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		650	688,563
5.375%	02/01/25		825	921,762
5.875%	02/01/29		25	30,044
7.500%	11/06/33		500	714,915
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Gtd. Notes, MTN
7.750%	07/15/36		500	$708,980
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.250%	09/01/24		846	900,675
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27		375	389,763
Sr. Sec’d. Notes, 144A
4.625%	06/15/28		285	295,660
4.875%	01/01/26(a)		650	672,727
5.125%	11/01/27(a)		600	627,263
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41		880	910,643
3.950%	10/15/42		220	258,612
				10,369,446
Home Builders — 0.2%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		875	997,892
6.625%	07/15/27		1,050	1,110,685
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		45	48,445
				2,157,022
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		670	738,445
Insurance — 0.9%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		2,110	2,297,508
4.500%	07/16/44		1,075	1,312,562
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	966,277
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,030	1,150,390
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		405	619,123
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		180	208,419
5.000%	03/30/43		350	423,556
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		150	186,782
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,350	1,850,668

A11

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		2,310	$2,794,965
6.850%	12/16/39		196	292,844
				12,103,094
Iron/Steel — 0.1%
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes
1.375%	03/03/22	EUR	1,600	1,854,284
Lodging — 0.4%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22		1,325	1,347,965
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32		1,825	1,939,864
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)		950	1,001,064
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		400	430,641
				4,719,534
Machinery-Diversified — 0.2%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,960	1,960,000
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		450	463,452
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29		975	1,053,523
5.500%	05/01/26(a)		1,650	1,702,668
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		1,430	1,421,309
4.800%	03/01/50		875	985,624
6.384%	10/23/35		2,470	3,244,212
6.484%	10/23/45		1,125	1,527,002
Comcast Corp.,
Gtd. Notes
4.250%	10/15/30		620	722,960
Gtd. Notes, 144A
2.937%	11/01/56		6	5,695
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		965	1,022,018
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,000	929,469
5.500%	04/15/27(a)		650	670,860
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(a)		1,000	947,936
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)		520	$229,368
Sr. Sec’d. Notes, 144A
5.375%	08/15/26(a)		855	566,413
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		1,229	1,285,440
5.300%	05/15/49		265	330,661
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28(a)		400	424,217
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		10	12,090
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		750	955,308
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)		1,175	1,194,096
6.625%	06/01/27		975	1,057,462
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	1,220,491
4.250%	01/15/30	GBP	800	1,088,811
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28		500	686,115
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	1,910	2,234,025
				25,981,225
Mining — 0.1%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		680	879,437
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		410	561,239
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		295	412,001
				1,852,677
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	06/15/22		500	513,258
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26		1,500	1,881,429
				2,394,687

A12

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 2.7%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26	366	$414,559
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	350	361,417
9.000%	11/01/27	204	279,480
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	450	490,967
BP Capital Markets America, Inc.,
Gtd. Notes
2.772%	11/10/50	145	133,721
2.939%	06/04/51	1,835	1,742,894
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	335	326,692
5.400%	06/15/47	1,000	1,230,743
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44	490	653,936
5.250%	11/15/43	700	943,815
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	125	125,948
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	800	818,334
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	850	1,065,760
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	1,175	1,264,878
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,300	1,368,795
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	300	306,135
4.875%	03/30/26	52	53,327
5.375%	03/30/28	850	869,895
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22	390	402,139
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	1,665	1,705,009
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,500	1,670,558
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	1,160	1,280,564
4.750%	04/19/27	200	224,344
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31	705	714,916
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		425	$446,369
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36		945	1,189,573
Ovintiv, Inc.,
Gtd. Notes
6.625%	08/15/37		200	274,142
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.600%	01/03/31		97	105,212
6.625%	01/16/34	GBP	680	1,057,829
6.900%	03/19/49		612	683,158
7.375%	01/17/27		360	433,454
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	394	451,964
6.350%	02/12/48		840	706,850
6.490%	01/23/27		1,565	1,654,395
6.500%	03/13/27(a)		1,875	1,979,087
6.500%	01/23/29		700	719,186
6.840%	01/23/30		306	315,018
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	400	478,567
4.875%	02/21/28	EUR	1,230	1,439,579
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		2,085	1,993,953
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41		640	640,553
Range Resources Corp.,
Gtd. Notes
9.250%	02/01/26		1,200	1,308,472
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		675	530,629
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27		830	836,041
				35,692,857
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		450	629,999
Packaging & Containers — 0.5%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%
5.000%	06/30/27	EUR	1,278	1,537,281
Silgan Holdings, Inc.,
Gtd. Notes
2.250%	06/01/28	EUR	2,100	2,450,362

A13

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	2,500	$2,986,615
				6,974,258
Pharmaceuticals — 2.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,020	1,104,195
4.050%	11/21/39		5,135	5,898,619
4.500%	05/14/35		1,715	2,050,024
4.550%	03/15/35		2,040	2,439,812
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		320	341,318
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)		430	407,796
5.000%	02/15/29		225	209,517
5.250%	01/30/30		300	279,680
5.250%	02/15/31(a)		275	253,013
6.125%	04/15/25		265	270,673
6.250%	02/15/29		1,150	1,137,708
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39		420	501,706
4.250%	10/26/49		210	260,563
5.000%	08/15/45		569	764,688
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		1,320	1,525,523
4.500%	02/25/26		3,690	4,158,236
Sr. Unsec’d. Notes
3.200%	03/15/40		440	451,019
3.400%	03/15/50		265	273,824
3.400%	03/15/51		1,060	1,095,244
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31(a)		765	738,086
2.700%	08/21/40		480	459,792
4.780%	03/25/38		270	330,486
5.050%	03/25/48		655	844,691
5.125%	07/20/45		565	727,757
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Sec’d. Notes, 144A
9.500%	07/31/27(a)		185	185,296
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		1,890	2,312,609
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		3,745	4,043,986
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		525	531,581
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	185	$226,282
Viatris, Inc.,
Gtd. Notes, 144A
4.000%	06/22/50	1,280	1,360,518
			35,184,242
Pipelines — 2.0%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,730	1,822,488
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	875	912,964
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(a)(oo)	1,325	1,377,916
Sr. Unsec’d. Notes
5.000%	05/15/50	280	323,302
5.150%	03/15/45	55	62,956
5.300%	04/15/47	120	140,242
5.400%	10/01/47	55	65,583
6.125%	12/15/45	90	114,542
6.250%	04/15/49	1,400	1,842,489
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	870	841,154
3.700%	01/31/51	130	136,458
4.900%	05/15/46	2,110	2,586,045
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	356	409,348
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	1,940	1,860,823
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	1,000	1,038,248
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	970	1,084,756
5.200%	03/01/47	115	139,598
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27(a)	225	255,874
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,701,412
ONEOK, Inc.,
Gtd. Notes
4.500%	03/15/50	2,685	2,997,767
4.950%	07/13/47	450	527,701
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.680%	02/15/45	1,900	2,189,915

A14

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25		1,150	$1,244,041
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		105	108,205
4.125%	08/15/31		105	109,731
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44		575	661,178
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45		1,200	1,440,457
				25,995,193
Real Estate — 0.1%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		1,200	1,222,255
Real Estate Investment Trusts (REITs) — 0.7%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		1,125	1,252,857
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		1,000	1,094,933
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
4.625%	06/15/25		405	437,344
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	675	784,104
3.500%	03/15/31(a)		1,100	1,123,240
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32		2,190	2,173,225
VEREIT Operating Partnership LP,
Gtd. Notes
2.850%	12/15/32		525	545,277
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		1,930	1,841,788
				9,252,768
Retail — 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30(a)		1,525	1,509,042
Ambience Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		275	275,000
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31(a)		335	317,839
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
1.950%	10/01/30		495	$481,256
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28		1,875	2,120,668
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	10/30/25	EUR	1,600	1,895,061
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31(a)		2,115	2,027,714
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		454	465,473
				9,092,053
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		1,675	1,722,584
Semiconductors — 0.9%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		3,509	3,497,968
3.187%	11/15/36		4,000	3,988,384
3.419%	04/15/33		1,250	1,295,403
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
4.625%	06/01/23		2,675	2,847,390
				11,629,145
Software — 0.3%
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26		850	890,800
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41		1,320	1,336,008
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		1,815	1,752,677
2.675%	06/01/60		435	422,654
				4,402,139
Telecommunications — 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33(a)		1,216	1,196,499
3.500%	09/15/53		4,881	4,832,975
3.550%	09/15/55		972	958,331
3.650%	09/15/59		65	64,338
4.300%	02/15/30(a)		485	556,772

A15

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	500	$503,598
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	200	207,270
8.750%	05/25/24	997	1,033,305
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	500	470,760
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	230	242,125
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	850	956,586
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	600	605,287
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	2,500	2,922,665
7.875%	09/15/23	2,000	2,235,184
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
4.375%	04/15/40	425	489,074
4.500%	04/15/50	3,080	3,597,494
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	3,285	3,098,302
3.400%	03/22/41	1,175	1,226,114
4.016%	12/03/29	120	136,082
4.500%	08/10/33	990	1,178,818
			26,511,579
Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	294	304,678
Transportation — 0.0%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	101	118,785
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.450%	05/01/50	625	670,964

Total Corporate Bonds (cost $475,589,920)			504,816,607
Municipal Bonds — 1.8%
California — 0.4%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	1,125	2,011,725
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,550	$2,451,217
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	725	1,211,714
			5,674,656
Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	1,219,564
Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	2,067,668
State of Illinois,
General Obligation Unlimited, Series A
5.000%	10/01/22	20	20,916
General Obligation Unlimited, Series D
5.000%	11/01/22	2,650	2,781,652
			4,870,236
New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,873,796
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	3,351,073
			5,224,869
Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	933,726
Oregon — 0.1%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	615	846,486
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	800	1,129,272
Puerto Rico — 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,710	1,962,345
Texas — 0.0%
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	502,992

A16

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	425	$548,216

Total Municipal Bonds (cost $16,215,889)			22,912,362
Residential Mortgage-Backed Securities — 7.0%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	13	12,824
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.686%(c)	04/25/28	416	415,818
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.936%(c)	10/25/28	568	569,221
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.536%(c)	04/25/29	268	267,711
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	10/25/29	174	173,639
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.086%(c)	10/25/29	700	700,221
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.286%(c)	08/26/30	132	133,052
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.086%(c)	08/26/30	275	280,655
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.086%(c)	10/25/30	213	213,681
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.936%(c)	10/25/30	215	218,287
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.786%(c)	10/25/30	275	288,700
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
1.450%(c)	09/25/31	200	200,489
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.050%(c)	09/12/26^	4,800	4,800,000
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.837%(c)	08/29/22	4,370	4,372,999
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
2.922%(cc)	09/25/47	315	304,873
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	06/25/39	175	$175,858
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	10/25/39	290	291,183
Credit Suisse Mortgage Trust,
Series 2020-RPL5, Class A1, 144A
3.023%(cc)	08/25/60	438	444,226
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.786%(c)	11/25/28	585	585,597
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.886%(c)	04/25/29	180	180,785
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.086%(c)	10/25/30	308	308,918
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)
4.586%(c)	10/25/30	360	363,632
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.200%(c)	10/25/33	605	611,227
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.750%(c)	10/25/33	940	963,659
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.486%(c)	05/25/30	460	466,305
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.236%(c)	10/25/30	288	292,066
Fannie Mae REMICS,
Series 2011-116, Class ZA
3.500%	11/25/41	2,263	2,429,655
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,794,715
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.436%(c)	03/25/29	22	21,924
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.050%(c)	11/25/50	900	945,565
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.650%(c)	11/25/50	4,365	4,426,718
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
3.450%(c)	08/25/33	3,955	4,098,832

A17

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.936%(c)	02/25/50	1,081	$1,089,352
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.186%(c)	06/25/50	205	214,168
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.086%(c)	06/25/50	237	238,452
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.086%(c)	08/25/50	1,570	1,668,606
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.836%(c)	08/25/50	387	390,446
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.850%(c)	10/25/50	670	715,404
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.850%(c)	10/25/50	466	472,211
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
3.186%(c)	03/25/50	74	74,970
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.686%(c)	07/25/50	974	983,000
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.336%(c)	09/25/50	320	336,030
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.236%(c)	09/25/50	127	128,279
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
3.100%(c)	01/25/34	590	602,569
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
1.700%(c)	01/25/34	390	393,186
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)
2.300%(c)	08/25/33	4,200	4,250,006
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
3.400%(c)	09/25/41	540	540,750
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	09/25/41	1,020	1,020,961
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.836%(c)	09/25/48	3	2,882
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.736%(c)	01/25/49	222	225,045
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac REMICS,
Series 4289, Class WZ
3.000%	01/15/44	796	$839,916
Series 4768, Class GA
3.500%	09/15/45	856	891,163
Series 4768, Class VB
3.500%	06/15/38	411	414,459
Series 4939, Class KT
3.000%	07/15/48	751	785,797
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	1,276	1,281,920
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	01/26/37	495	492,490
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.686%(c)	10/25/28	151	151,137
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.736%(c)	05/25/29	179	179,316
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	10/25/30	150	149,557
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.336%(c)	10/25/30	500	505,000
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.236%(c)	10/25/30	200	203,830
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
1.650%(c)	01/25/34	530	530,313
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.850%(c)	01/25/34	815	817,038
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	538	539,638
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59	1,185	1,189,171
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	898	905,210
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.686%(c)	09/15/22	11,580	11,627,639
Series 2021-09, Class A1X, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.286%(c)	11/15/21	4,600	4,594,134
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.836%(c)	03/31/23	3,430	3,442,030

A18

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.836%(c)	03/31/23	3,600	$3,612,183
Series 2021-EBO06, Class A1X, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.686%(c)	02/16/22	4,433	4,438,281
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.836%(c)	01/25/48	656	657,312
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.636%(c)	07/25/28	103	103,277
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	07/25/29	46	46,387
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.486%(c)	10/25/30	47	47,256
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.686%(c)	10/25/30	260	264,550
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.486%(c)	03/25/28	27	27,090
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.786%(c)	03/25/28	360	362,944
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.286%(c)	06/25/29	47	46,602
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.036%(c)	01/25/30	500	498,752
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.536%(c)	01/25/30	1,500	1,502,908
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.086%(c)	10/25/30	70	70,258
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.686%(c)	10/25/30	655	658,693
Station Place Securitization Trust,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.883%(c)	06/20/22	3,410	3,413,458
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.440%(cc)	02/25/34	223	226,128
Series 2004-18, Class 3A1
2.523%(cc)	12/25/34	1,380	1,427,130
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
ZH Trust,
Series 2021-01, Class A, 144A
2.253%	02/18/27		410	$410,583

Total Residential Mortgage-Backed Securities (cost $90,970,711)				92,052,902
Sovereign Bonds — 3.6%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes
4.400%	03/09/23		1,000	1,007,215
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		255	93,381
2.000%(cc)	01/09/38		411	159,099
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	565,970
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,124	1,205,770
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29		725	747,320
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		250	261,581
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		575	648,414
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	400	465,657
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	2,558,229
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		436	464,933
5.375%	03/25/24		290	322,050
5.750%	11/22/23		2,300	2,543,321
Sr. Unsec’d. Notes, 144A
3.125%	09/21/51		570	562,341
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	410	460,082
1.450%	09/18/26	EUR	375	451,213
3.375%	07/30/25	EUR	3,125	4,018,027
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,250	1,709,637
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.500%	05/23/24		1,000	1,049,083
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		600	633,634

A19

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		600	$617,098
2.625%	04/20/22		1,000	1,012,769
3.000%	03/12/24		600	633,725
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.625%	02/01/22		1,000	1,021,208
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		450	483,650
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		780	1,036,735
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	207,439
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,995	3,403,390
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		4,730	5,943,134
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	1,156	1,501,219
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	940	1,220,715
4.125%	03/11/39	EUR	254	328,483
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25		675	739,116
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	442	505,743
3.125%	05/15/27	EUR	237	301,708
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	610	671,459
2.125%	12/01/30		1,435	1,343,767
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	608,913
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.250%	12/23/23		680	723,432
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/22		1,120	1,164,991
8.994%	02/01/24		200	220,030
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,325	1,420,872
7.750%	09/01/22		930	967,359
8.994%	02/01/24		200	220,030
9.750%	11/01/28		400	469,520
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		500	626,989

Total Sovereign Bonds (cost $44,024,076)				47,320,451
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 1.8%
Federal Home Loan Mortgage Corp.
3.500%	02/01/47	1,039	$1,114,406
5.500%	10/01/33	450	525,292
5.500%	06/01/34	4	4,490
6.000%	11/01/33	83	93,685
6.000%	05/01/34	48	53,470
6.000%	06/01/34	71	79,513
6.250%	07/15/32(k)	830	1,202,598
6.500%	07/01/32	10	11,084
6.500%	07/01/32	17	18,973
6.500%	08/01/32	24	26,502
6.500%	08/01/32	24	27,550
6.500%	08/01/32	27	30,158
6.500%	09/01/32	29	32,397
6.500%	09/01/32	77	86,720
6.750%	03/15/31	600	870,703
Federal National Mortgage Assoc.
2.000%	TBA	11,500	11,510,332
4.500%	08/01/40	1,145	1,279,432
5.500%	02/01/33	6	6,636
5.500%	02/01/33	9	10,860
5.500%	03/01/33	16	18,101
5.500%	03/01/33	26	29,732
5.500%	03/01/33	32	36,822
5.500%	04/01/33	4	4,225
5.500%	04/01/33	20	22,544
5.500%	04/01/33	23	26,339
5.500%	04/01/33	24	27,753
5.500%	07/01/33	15	17,033
5.500%	07/01/33	22	25,107
5.500%	08/01/33	14	16,370
5.500%	02/01/34	22	25,791
5.500%	04/01/34	15	16,332
5.500%	06/01/34	26	29,825
6.000%	10/01/33	2	1,803
6.000%	10/01/33	179	204,252
6.000%	03/01/34	50	56,763
6.000%	02/01/35	134	157,525
6.000%	11/01/36	40	47,339
6.250%	05/15/29(k)	535	720,228
6.500%	08/01/32	74	83,596
6.500%	09/01/32	78	88,031
6.500%	09/01/32	127	147,978
6.500%	10/01/32	52	58,968
6.500%	04/01/33	95	109,196
6.500%	11/01/33	3	3,295
6.625%	11/15/30(k)	530	755,835
7.000%	05/01/32	52	55,251
7.000%	06/01/32	4	4,553
7.125%	01/15/30	785	1,128,330
Government National Mortgage Assoc.
3.500%	01/20/48	174	184,346
4.000%	02/20/49	385	409,724
5.500%	01/15/33	42	49,092
5.500%	02/15/33	29	33,969
5.500%	05/15/33	109	121,366
5.500%	05/15/33	158	175,978

A20

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	06/15/33	162	$183,283
5.500%	09/15/33	53	58,946
5.500%	07/15/35	37	43,163
6.000%	12/15/32	84	98,942
6.000%	11/15/33	35	41,518
6.000%	01/15/34	7	8,425
6.000%	06/20/34	221	259,248
6.000%	11/15/34	296	346,043
6.500%	09/15/32	32	35,671
6.500%	09/15/32	115	128,206
6.500%	09/15/32	129	144,386
6.500%	11/15/33	84	94,347

Total U.S. Government Agency Obligations (cost $22,532,433)			23,320,371
U.S. Treasury Obligations — 8.3%
U.S. Treasury Bonds
2.250%	05/15/41(h)	33,810	35,167,683
2.375%	05/15/51	840	896,700
2.500%	02/15/46	41,510	44,902,145
2.500%	05/15/46(k)	965	1,044,462
3.000%	05/15/45(k)	4,065	4,783,362
3.000%	02/15/48	2,050	2,438,539
3.125%	02/15/43(k)	3,095	3,687,886
U.S. Treasury Notes
1.125%	02/15/31	1,255	1,215,781
U.S. Treasury Strips Coupon
1.467%(s)	11/15/41	500	322,676
2.056%(s)	11/15/38(k)	290	204,495
2.208%(s)	05/15/39(k)	3,425	2,377,432
2.335%(s)	08/15/44	2,500	1,508,105
2.364%(s)	05/15/45	3,420	2,038,373
2.377%(s)	08/15/45	1,250	740,625
2.387%(s)	05/15/43	4,015	2,496,201
2.395%(s)	11/15/43	619	379,355
2.423%(s)	11/15/40	430	285,564
2.423%(s)	05/15/44	7,225	4,403,863
3.176%(s)	08/15/40	120	80,531

Total U.S. Treasury Obligations (cost $106,508,119)			108,973,778

	Shares
Common Stocks — 0.5%
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock)*	6,372	1,529,280
Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp.(a)	89,905	5,537,249
Chesapeake Energy Corp. Backstop Commitment	517	31,842
		5,569,091

Total Common Stocks (cost $3,076,094)		7,098,371
	Shares	Value

Preferred Stocks — 0.2%
Banks — 0.1%
Citigroup Capital XIII, 6.499%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	45,000	$1,248,750
Capital Markets — 0.1%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	35,000	1,023,050

Total Preferred Stocks (cost $2,000,000)		2,271,800

Total Long-Term Investments (cost $1,255,273,501)		1,309,616,696
Short-Term Investments — 7.0%
Affiliated Mutual Funds — 7.0%
PGIM Core Ultra Short Bond Fund(wa)	53,103,470	53,103,470
PGIM Institutional Money Market Fund (cost $38,894,693; includes $38,892,992 of cash collateral for securities on loan)(b)(wa)	38,930,762	38,907,403

Total Affiliated Mutual Funds (cost $91,998,163)		92,010,873
Options Purchased*~ — 0.0%
(cost $31,022)		10,724

Total Short-Term Investments (cost $92,029,185)		92,021,597

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.9% (cost $1,347,302,686)		1,401,638,293
Options Written*~ — (0.0)%
(premiums received $144,387)		(195,841)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—106.9% (cost $1,347,158,299)		1,401,442,452

Liabilities in excess of other assets(z) — (6.9)%		(90,228,585)

Net Assets — 100.0%		$1,311,213,867

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
ZAR	South African Rand

A21

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,801,015 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,140,099; cash collateral of $38,892,992 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $3,271,210. The aggregate value of $3,193,060 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	10/20/21	0.38%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	6,740		$2
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	10/20/21	0.38%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	6,740		3
CDX.NA.HY.37.V1, 12/20/26	Put	Barclays Bank PLC	10/20/21	$104.00	CDX.NA.HY.37.V1(Q)	5.00%(Q)	7,310		4,566
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.53%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	6,740		3,563
A22

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.55%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	6,740		$2,590
Total Options Purchased (cost $31,022)									$10,724
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	10/20/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00%(Q)		6,740	$(4,007)
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	10/20/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00%(Q)		6,740	(4,007)
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	11/17/21	$98.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		2,000	(1,135)
CDX.NA.HY.37.V1, 12/20/26	Put	Barclays Bank PLC	11/17/21	$107.00	5.00%(Q)	CDX.NA.HY.37.V1(Q)		7,310	(40,390)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		6,740	(724)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		6,740	(568)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		15,090	(2,234)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	5.00%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	2,500	(483)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	10,000	(142,293)
Total Options Written (premiums received $144,387)									$(195,841)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,302	5 Year U.S. Treasury Notes	Dec. 2021	$282,552,521	$(1,677,781)
11	10 Year U.S. Treasury Notes	Dec. 2021	1,447,703	(782)
200	10 Year U.S. Ultra Treasury Notes	Dec. 2021	29,050,000	(661,664)
157	20 Year U.S. Treasury Bonds	Dec. 2021	24,997,344	(471,872)
246	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	47,001,375	(1,339,768)
				(4,151,867)
Short Positions:
2,153	2 Year U.S. Treasury Notes	Dec. 2021	473,777,743	297,014
307	5 Year Euro-Bobl	Dec. 2021	47,982,923	252,454
174	10 Year Euro-Bund	Dec. 2021	34,227,714	442,265
138	Euro Schatz Index	Dec. 2021	17,936,227	13,666
				1,005,399
				$(3,146,468)
A23

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/04/21	Barclays Bank PLC	GBP	10,998	$15,028,539	$14,818,525	$—	$(210,014)
Euro,
Expiring 10/04/21	HSBC Bank PLC	EUR	80,447	94,251,199	93,193,004	—	(1,058,195)
				$109,279,738	$108,011,529	—	(1,268,209)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/05/21	HSBC Bank PLC	AUD	559	$405,613	$404,398	$1,215	$—
British Pound,
Expiring 10/04/21	Bank of America, N.A.	GBP	1,617	2,210,629	2,179,126	31,503	—
Expiring 10/04/21	BNP Paribas S.A.	GBP	9,381	12,852,478	12,639,399	213,079	—
Expiring 11/02/21	Barclays Bank PLC	GBP	10,998	15,029,166	14,819,059	210,107	—
Euro,
Expiring 10/04/21	Bank of America, N.A.	EUR	4,391	5,154,874	5,086,270	68,604	—
Expiring 10/04/21	Barclays Bank PLC	EUR	429	503,078	496,657	6,421	—
Expiring 10/04/21	BNP Paribas S.A.	EUR	74,772	87,778,720	86,619,231	1,159,489	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	2,768	3,243,659	3,206,014	37,645	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	853	1,001,281	988,010	13,271	—
Expiring 10/04/21	UBS AG	EUR	2	2,874	2,837	37	—
Expiring 11/02/21	Citibank, N.A.	EUR	2,014	2,358,195	2,334,542	23,653	—
Expiring 11/02/21	HSBC Bank PLC	EUR	80,447	94,303,329	93,243,218	1,060,111	—
Expiring 11/02/21	Morgan Stanley & Co. International PLC	EUR	2,697	3,127,496	3,126,309	1,187	—
South African Rand,
Expiring 12/15/21	Barclays Bank PLC	ZAR	4,267	292,210	280,370	11,840	—
Expiring 12/15/21	Citibank, N.A.	ZAR	2,594	179,400	170,427	8,973	—
Expiring 12/15/21	Goldman Sachs International	ZAR	4,671	326,272	306,960	19,312	—
				$228,769,274	$225,902,827	2,866,447	—
						$2,866,447	$(1,268,209)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	10/14/21	0.250%(M)	15,090	*	$3,249	$(1,078)	$4,327	Goldman Sachs International
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	12/20/22	0.250%(Q)	EUR	2,405	$(2,490)	$(7,253)	$4,763	Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)		665	(7,460)	1,679	(9,139)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		655	(7,348)	4,191	(11,539)	Citibank, N.A.
A24

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Credit default swap agreements outstanding at September 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	220	$(2,468)	$1,576	$(4,044)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(2,468)	1,447	(3,915)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	215	(2,411)	511	(2,922)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	115	(1,290)	290	(1,580)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	160	(2,284)	726	(3,010)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	130	(1,856)	706	(2,562)	Citibank, N.A.
				$(30,075)	$3,873	$(33,948)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	3,700	0.362%	$6,435	$4,411	$2,024	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,205	2.018%	(37,690)	(25,554)	(12,136)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	2.018%	(9,401)	(12,339)	2,938	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	2.018%	(9,315)	(14,677)	5,362	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.018%	(3,162)	(5,106)	1,944	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.018%	(3,162)	(5,013)	1,851	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	180	2.018%	(3,076)	(4,057)	981	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	90	2.018%	(1,538)	(2,018)	480	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	160	2.723%	(8,500)	(9,726)	1,226	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	130	2.723%	(6,907)	(7,996)	1,089	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	580	0.789%	3,441	(3,998)	7,439	Citibank, N.A.
					$(72,875)	$(86,073)	$13,198

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	6,740	$(167,181)	$(163,011)	$4,170
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
A25

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at September 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
1,990	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(115,091)	$(115,091)
1,130	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(80,288)	(80,288)
3,400	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(241,206)	(241,206)
2,430	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(101,629)	(101,629)
830	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(37,694)	(37,694)
1,670	04/09/31	2.447%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(73,550)	(73,550)
1,705	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(75,294)	(75,294)
1,030	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(44,920)	(44,920)
1,040	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(45,212)	(45,212)
1,010	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(42,739)	(42,739)
1,945	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(81,234)	(81,234)
				$—	$(938,857)	$(938,857)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	12,664	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	$—	$(194,372)	$(194,372)
BRL	23,370	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(414,460)	(414,460)
BRL	25,186	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(448,084)	(448,084)
BRL	39,452	01/02/25	6.359%(T)	1 Day BROIS(2)(T)	—	(698,793)	(698,793)
BRL	6,276	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	(53,134)	(53,134)
BRL	7,043	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(57,449)	(57,449)
BRL	18,662	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(152,852)	(152,852)
BRL	8,496	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(238,039)	(238,039)
BRL	8,006	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(221,199)	(221,199)
BRL	14,270	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(395,122)	(395,122)
CLP	180,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(28,379)	(28,379)
CLP	3,000,000	01/20/28	2.090%(S)	1 Day CLOIS(2)(S)	—	(618,978)	(618,978)
CLP	500,000	01/21/28	2.065%(S)	1 Day CLOIS(2)(S)	—	(104,121)	(104,121)
CLP	3,181,000	01/22/29	2.292%(S)	1 Day CLOIS(2)(S)	—	(717,709)	(717,709)
COP	3,909,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(23,946)	(23,946)
COP	6,724,755	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	(38,670)	(38,670)
COP	18,811,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(483,341)	(483,341)
COP	2,761,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(61,876)	(61,876)
COP	1,932,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(42,975)	(42,975)
COP	4,156,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(93,597)	(93,597)
A26

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	635	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	$(14,468)	$(9,949)	$4,519
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(184,608)	(85,076)	99,532
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	5,723	5,723
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(145,549)	(63,626)	81,923
GBP	767	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	46,926	27,768	(19,158)
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(9,088)	(9,807)	(719)
HUF	99,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(37,001)	(37,001)
HUF	1,548,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(575,004)	(575,004)
HUF	432,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(138,388)	(138,388)
MXN	36,985	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(78)	(64,723)	(64,645)
MXN	51,300	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(35)	(279,831)	(279,796)
MXN	7,310	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(31)	(45,487)	(45,456)
MXN	20,460	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(26)	(133,573)	(133,547)
MXN	72,900	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(93)	(478,888)	(478,795)
MXN	19,550	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(32)	(136,988)	(136,956)
MXN	5,485	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(33)	(42,407)	(42,374)
NZD	2,100	02/14/30	1.522%(S)	3 Month BBR(2)(Q)	—	(68,201)	(68,201)
NZD	1,220	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(78,872)	(78,872)
NZD	4,670	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	1,980	(300,346)	(302,326)
NZD	1,630	01/26/31	1.097%(S)	3 Month BBR(2)(Q)	—	(105,060)	(105,060)
NZD	2,495	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	(43,129)	(43,129)
PLN	4,290	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	1,596	(82,668)	(84,264)
PLN	17,070	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(14,551)	(341,209)	(326,658)
PLN	6,250	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	4,429	(44,742)	(49,171)
PLN	3,220	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	—	(39,554)	(39,554)
ZAR	27,400	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,064)	40,096	41,160
ZAR	36,800	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(9,760)	51,036	60,796
ZAR	19,800	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	474	37,192	36,718
ZAR	22,200	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(176)	60,051	60,227
ZAR	14,700	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(121)	43,533	43,654
ZAR	58,300	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	236,352	236,352
ZAR	6,400	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(115)	52,119	52,234
ZAR	12,600	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(47)	82,878	82,925
ZAR	29,700	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(523)	286,603	287,126
ZAR	61,200	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(1,517)	(39,881)	(38,364)
ZAR	26,100	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(46,752)	(66,015)	(19,263)
ZAR	21,000	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	16,748	21,666	4,918
					$(356,514)	$(7,452,504)	$(7,095,990)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A27